FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INFORMATION OF PARENT COMPANY
Schedule of Parent's Condensed Balance Sheets

	As of December 31,
	2020	2021
Assets
Current assets
Cash and cash equivalents	$2	$2
Amount due from subsidiaries	34,031	27,298
Other current assets	108	108

Total current assets	34,141	27,408

TOTAL ASSETS	$34,141	$27,408

Liabilities
Current liabilities
Accrued expenses and other current liabilities	$2,518	$2,909

Total liabilities	2,518	2,909

Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized; 151,573,363 and 179,986,169 shares issued as of December 31, 2020 and 2021, respectively; 149,541,085 and 178,993,449 shares outstanding as of December 31, 2020 and 2021, respectively)	152	181
Additional paid-in capital	288,879	298,685
Treasury stock (2,032,278 and 992,720 shares as of December 31, 2020 and 2021, respectively)	(2,351)	(1,148)
Accumulated deficits	(286,365)	(304,904)
Accumulated other comprehensive income	31,308	31,685

Total equity	31,623	24,499

TOTAL LIABILITIES AND EQUITY	$34,141	$27,408

Schedule of Parent's Condensed Statements of Operations

	For the years ended December 31,
	2019	2020	2021
Operating expenses
Selling and marketing	$—	$—	$—
General and administrative	(1,010)	(250)	(566)

Total operating expenses	(1,010)	(250)	(566)
Other income (loss), net	15	(32)	(11)
Investment (loss) income in subsidiaries	(30,482)	7,809	(16,758)

Net (loss) income attributable to holders of ordinary shares	$(31,477)	$7,527	$(17,335)

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss

	For the years ended December 31,
	2019	2020	2021
Net (loss) income	$(31,477)	$7,527	$(17,335)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	381	(384)	377

Comprehensive (loss) income attributable to Parent Company	$(31,096)	$7,143	$(16,958)

Schedule of Parent's Condensed Statements of Changes in Equity

					(Accumulated	Accumulated
	Ordinary shares		Additional		deficits)	other
			paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income (loss)	equity

Balance as of January 1, 2020	125,664,777	$128	$284,726	$(2,351)	$(262,415)	$31,311	$51,399
Share-based compensation	—	—	161	—	—	—	161
Foreign currency translation adjustment	—	—	—	—	—	381	381
Net loss	—	—	—	—	(31,477)	—	(31,477)
Balance as of December 31, 2019	125,664,777	$128	284,887	(2,351)	(293,892)	31,692	20,464
Share issued	23,876,308	24	2,507	—	—	—	2,531
Share-based compensation	—	—	186	—	—	—	186
Capital contribution from non-controlling	—	—	1,299	—	—	—	1,299
Foreign currency translation adjustment	—	—	—	—	—	(384)	(384)
Net income	—	—	—	—	7,527	—	7,527
Balance as of December 31, 2020	149,541,085	152	288,879	(2,351)	(286,365)	31,308	31,623
Ordinary shares issued for share based compensation	1,039,558	1	—	1,203	(1,204)	—	—
Share issued for purchase of equipment	28,412,806	28	8,922	—	—	—	8,950
Share-based compensation	—	—	186	—	—	—	186
Capital contribution from non-controlling	—	—	698	—	—	—	698
Foreign currency translation adjustment	—	—	—	—	—	377	377
Net income	—	—	—	—	(17,335)		(17,335)
Balance as of December 31, 2021	178,993,449	181	298,685	(1,148)	(304,904)	31,685	24,499

Schedule of Parent's Condensed Statements of Cash Flows

	For the years ended December 31,
	2019	2020	2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(31,477)	$7,527	$(17,335)
Investment income (loss) in subsidiaries	30,482	(7,809)	16,758
Share-based compensation	161	186	186
Bad debt provisions	286	—	—

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	1,501	—	—
Accrued expenses and other current liabilities	695	96	391
Amount due from subsidiaries	(1,651)	—	—

Net cash used in operating activities	(3)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	—	—	—

Net cash provided by financing activities	—	—	—

Net decrease in cash, cash equivalents and restricted cash	(3)	—	—
Cash, cash equivalents and restricted cash, at beginning of year	5	2	2

Cash and cash equivalents, at end of year	$2	$2	$2

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$—	$2,531	$8,950